Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund - Investor Shares Participant) (Vanguard Intermediate-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund - Investor Shares)
12 Months Ended
Dec. 31, 2014
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Annual Total Return
2014	6.85%
2013	(3.54%)
2012	6.91%
2011	10.62%
2010	9.37%
2009	6.79%
2008	4.93%
2007	7.61%
2006	3.91%
2005	1.75%